Share-based Compensation - Expense and liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation
Total expense recognized	$ 1,158	$ 1,034	$ 850
Total accrued cash distribution	$ 530	$ 542